                                       UAM Funds

                                       Funds for the Informed Investor/sm/


Pell Rudman
Mid-Cap Growth Portfolio
Annual Report                                                   April 30, 2000


                                                                        UAM(R)

UAM FUNDS                                  PELL RUDMAN MID-CAP GROWTH PORTFOLIO
                                           APRIL 30, 2000

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

Shareholders' Letter.......................................................    1

Portfolio of Investments...................................................    5

Statement of Assets and Liabilities........................................   10

Statement of Operations....................................................   11

Statement of Changes in Net Assets.........................................   12

Financial Highlights.......................................................   13

Notes to Financial Statements..............................................   14

Report of Independent Accountants..........................................   18

--------------------------------------------------------------------------------

UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO


--------------------------------------------------------------------------------

April 30, 2000

Dear Shareholder:

We welcome this opportunity to review the economic and market conditions that have affected the Pell Rudman Mid-Cap Portfolio during the fiscal year ending April 30, 2000 as well as the critical tenets of our investment philosophy.

Performance Summary

From May 1, 1999 through April 30, 2000, the Pell Rudman Mid-Cap Portfolio produced a return of 49.49% versus the Russell Mid-Cap Growth Index of 53.03% and the S&P return of 10.13%. A large portion of the return was generated in the strong market rebound from October through December.

Overview of Economic and Market Conditions

Beginning late last year and continuing in the first quarter, small-cap and mid-sized companies have appreciated more than large-cap companies. During March, there were intermittent signs of a revival in "Old Economy" industrial and consumer stocks, while parts of the technology marketplace experienced a correction. A major question for the rest of the year is whether these sporadic signs of a sector rotation turn into a sustainable trend.

During the course of 1999, the Federal Reserve raised interest rates four times and bond yields generally rose by more than 150 basis points. Normally, such a bear market for bonds would be problematic for the equity markets. However, 1999 was not a normal year. The S&P 500 Index rose more than 21% while technology-heavy indices like the NASDAQ posted astounding gains.

Interest rate and inflation jitters gave stocks reason to pause, and even correct, last summer. However, the continued superb performance of the economy led to well-founded optimism on the earnings front. This, along with the technology investment frenzy, propelled stock averages higher. Reality was not quite as kind when one looked beyond those averages. As in 1998, a substantial majority of stocks actually declined for the year left behind by investors' seemingly singular demand for stocks with "momentum".

Aside from the prospect for higher than average volatility in the near term, multi-year investment prospects remains bright. A synchronized global economic expansion is gaining steam in 2000, which enhances export prospects for multi-national companies. While the Fed is wise to guard against it, inflation is likely to remain close to the low levels of the last several years.

UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO


--------------------------------------------------------------------------------

Investment Outlook and Philosophy

We believe the seemingly unstoppable U.S. economy poses some risks for the 2000 investment outlook. Though actual signs of inflation are hard to find, the Federal Reserve wants to ensure against an outbreak of price acceleration by tightening credit. It is quite likely that the Fed has not completed its course of interest rate increases. As is often the case, uncertainty over the course of monetary policy may make equity markets volatile in the weeks ahead. Later in the year, this anti-inflation vigilance should soothe the bond market and allow the equity markets to focus on continued favorable earnings trends. Our broadly diversified portfolio seeks consistent above-average earning growth as its unifying theme.

The current bifurcated market had shown unwillingness to reward companies that consistently produce 15% to 20% earnings growth with superior returns on investment and cash flow in sectors other than technology. We believe the market will ultimately recognize the value in these franchises which in turn may help the returns of our Portfolio. We have seen an improving breadth late in the first quarter 2000 that helps to support our positive outlook.

Portfolio Analysis

Pell Rudman's quality-growth stock philosophy naturally leads us to own many technology-oriented companies. After all, technology is the fastest-growing part of our economy and one where the U.S. possesses a sustainable competitive advantage. At the same time, diversification is also a core part of our discipline. In recent months we have taken profits in several technology stocks that had reached full valuations and deployed the proceeds into attractively valued companies in other industries.

Pell Rudman Trust Company, N.A.

     All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that
      an investor's shares, when redeemed, may be worth more or less than their original cost. A portfolio's performance assumes the reinvestment of all dividends and capital gains.

  There are no assurances that a portfolio will meet its stated objectives.

         A portfolio's holdings and allocations are subject to change because it is  actively managed and should
        not be considered recommendations to buy individual securities.

UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO


--------------------------------------------------------------------------------

                      Definition of the Comparative Index
                      -----------------------------------

Russell Mid-Cap Growth Index is an unmanaged index of U.S. companies with mid market capitalization that exhibit higher price-to-book ratios and higher forecasted growth values.

Russell Mid-Cap Index is an unmanaged index comprised of 800 stocks of U.S. companies with mid-market capitalization.

S&P 500 Index is an unmanaged index comprised of stocks representing major U.S. market industries, including 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

   Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

      Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------
Growth of a $10,000 Investment

                       ---------------------------------
                        AVERAGE ANNUAL TOTAL RETURN**
                       FOR PERIODS ENDED APRIL 30, 2000
                       ---------------------------------
                                                 Since
                         1 Year                 9/10/98*
                       ---------------------------------
                         49.49%                  48.24%
                       ---------------------------------

                             [CHART APPEARS HERE]


*  Beginning of operations. Index comparisons begin on 8/31/98.

** If the adviser and/or portfolio service providers had not limited certain expenses, the portfolio's total return would have been lower.

   All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

   A portfolio's performance assumes the reinvestment of all dividends and capital gains.

   Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

      Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO
                                            APRIL 30, 2000

--------------------------------------------------------------------------------

 PORTFOLIO OF INVESTMENTS
 COMMON STOCKS - 97.7%

                                                          Shares         Value
                                                        ----------    ----------
AUTOMOTIVE -- 0.9%
   Harley-Davidson ...............................          3,950     $  157,259
                                                                      ----------
BANKS -- 1.3%
   Northern Trust ................................          1,960        125,685
   TCF Financial .................................          4,335        101,331
                                                                      ----------
                                                                         227,016
                                                                      ----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 8.0%
   Adelphia Communications, C1 A* ................          2,075        102,583
   AMFM* .........................................          4,060        269,482
   Charter Communications* .......................          7,060        103,694
   Doubleclick* ..................................          1,245         94,387
   Entercom Communications* ......................          3,280        139,400
   New York Times, C1 A ..........................          3,020        124,386
   NTL* ..........................................          3,398        259,947
   UnitedGlobalCom, C1 A* ........................          2,330        123,781
   Young & Rubicam* ..............................          3,785        210,777
                                                                      ----------
                                                                       1,428,437
                                                                      ----------
CHEMICALS -- 0.9%
   Cambrex .......................................          3,995        163,795
                                                                      ----------
COMMUNICATIONS EQUIPMENT -- 2.9%
   Brocade Communications Systems* ...............            545         67,580
   Ditech Communications* ........................            813         69,003
   Netro* ........................................            890         38,381
   Plantronics* ..................................          3,920        346,920
                                                                      ----------
                                                                         521,884
                                                                      ----------
COMPUTERS & SERVICES -- 8.4%
   Affiliated Computer Services, C1 A* ...........          5,050        167,281
   Citrix Systems* ...............................          4,280        261,348
   Clarent* ......................................            600         40,800
   Comverse Technology* ..........................          3,025        269,792
   Exodus Communications* ........................          3,310        292,314
   Lexmark International Group, C1 A* ............          3,855        454,890
                                                                      ----------
                                                                       1,486,425
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO
                                            APRIL 30, 2000

--------------------------------------------------------------------------------

 COMMON STOCKS - continued

                                                          Shares         Value
                                                        ----------    ----------
COMPUTER SOFTWARE/SERVICES -- 3.4%
   Inktomi* ......................................            905     $  139,257
   Veritas Software* .............................          4,308        462,033
                                                                      ----------
                                                                         601,290
                                                                      ----------
ENTERTAINMENT -- 0.8%
   SFX Entertainment, C1 A* ......................          3,315        137,987
                                                                      ----------
FIBER OPTICS -- 4.9%
   JDS Uniphase* .................................          5,250        544,359
   SDL* ..........................................          1,630        317,850
                                                                      ----------
                                                                         862,209
                                                                      ----------
FINANCIAL SERVICES -- 3.6%
   Bisys Group* ..................................          3,240        202,095
   Capital One Financial .........................          3,635        159,031
   Fiserv* .......................................          5,930        272,409
                                                                      ----------
                                                                         633,535
                                                                      ----------

INSURANCE -- 1.6%
   Aflac .........................................          2,665        130,085
   Ambac Financial Group .........................          3,270        156,960
                                                                      ----------
                                                                         287,045
                                                                      ----------

MACHINERY -- 1.2%
   Danaher .......................................          2,040        116,535
   Donaldson .....................................          3,925         91,256
                                                                      ----------
                                                                         207,791
                                                                      ----------

MEDIA-TV/RADIO/CABLE -- 5.6%
   Hispanic Broadcasting* ........................          2,430        244,671
   Time Warner Telecommunications, Class A* ......          1,620         88,695
   TV Guide * ....................................          3,345         99,723
   Univision Communications* .....................          2,470        269,847
   USA Networks * ................................          5,305        122,015
   Westwood One* .................................          4,700        166,263
                                                                      ----------
                                                                         991,214
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO
                                            APRIL 30, 2000

--------------------------------------------------------------------------------

 COMMON STOCKS - continued

                                                          Shares         Value
                                                        ----------    ----------
MEDICAL PRODUCTS & SERVICES -- 6.1%
   Lincare Holdings* ...........................           4,220      $  128,710
   Medquist* ...................................           6,905         244,696
   Minimed* ....................................           3,470         426,376
   Patterson Dental* ...........................           3,330         159,840
   Sybron International* .......................           3,995         124,344
                                                                      ----------
                                                                       1,083,966
                                                                      ----------

MISCELLANEOUS BUSINESS SERVICES -- 6.4%
   Avery Dennison ..............................           2,115         138,797
   Concord EFS* ................................           9,662         215,583
   CSG Systems International* ..................           5,053         231,175
   Nova* .......................................           7,340         232,128
   Paychex .....................................           5,930         312,066
                                                                      ----------
                                                                       1,129,749
                                                                      ----------
MISCELLANEOUS MANUFACTURING -- 4.2%
   Blyth Industries* ...........................           6,055         179,758
   Flextronics International* ..................           4,740         332,689
   Sanmina* ....................................           3,920         235,200
                                                                      ----------
                                                                         747,647
                                                                      ----------

PETROLEUM & FUEL PRODUCTS -- 1.4%
   Grant Prideco Inc* ..........................           4,070          78,348
   Weatherford International* ..................           4,070         165,344
                                                                      ----------
                                                                         243,692
                                                                      ----------

PROFESSIONAL SERVICES -- 2.5%
   Apollo Group, C1 A* .........................           3,655         105,538
   Devry* ......................................           4,640         110,490
   Millipore ...................................           3,200         229,400
                                                                      ----------
                                                                         445,428
                                                                      ----------

RESTAURANTS -- 1.5%
   Jack In The Box* ............................           4,815         117,968
   Papa John's International* ..................           5,235         143,635
                                                                      ----------
                                                                         261,603
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO
                                            APRIL 30, 2000

--------------------------------------------------------------------------------

 COMMON STOCKS - continued

                                                          Shares         Value
                                                        ----------    ----------
RETAIL -- 6.0%
   Bed Bath and Beyond* ........................           7,275      $  266,902
   Dollar General ..............................           5,888         134,688
   Dollar Tree Stores* .........................           3,305         191,070
   Ethan Allen Interiors .......................           5,990         159,858
   Men's Wearhouse* ............................           4,265          90,898
   Tandy .......................................           1,895         108,015
   TJX .........................................           5,935         113,878
                                                                      ----------
                                                                       1,065,309
                                                                      ----------

SEMI-CONDUCTORS/INSTRUMENTS -- 19.5%
   Altera* .....................................           5,745         587,067
   Analog Devices* .............................           4,760         365,628
   Conexant Systems* ...........................           3,605         215,849
   Lattice Semiconductor* ......................           2,950         198,756
   Linear Technology ...........................           5,080         290,195
   Maxim Integrated Products* ..................           8,495         550,051
   Microchip Technology* .......................           6,507         403,434
   Vitesse Semiconductor* ......................           4,540         308,720
   Xilinx* .....................................           7,190         526,668
                                                                      ----------
                                                                       3,446,368
                                                                      ----------

TELEPHONES & TELECOMMUNICATION -- 3.7%
   American Tower Systems* .....................           4,220         196,230
   Crown Castle International* .................           5,665         215,978
   United States Cellular* .....................           2,830         169,977
   Voicestream Wireless* .......................             775          76,677
                                                                      ----------
                                                                         658,862
                                                                      ----------

TEXTILES & APPAREL -- 1.1%
   Jones Apparel Group* ........................           3,925         116,523
   WestPoint Stevens* ..........................           4,220          79,125
                                                                      ----------
                                                                         195,648
                                                                      ----------

WHOLESALE -- 1.8%
   BJ's Wholesale Club* ........................           5,645      $  200,045

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO
                                            APRIL 30, 2000

--------------------------------------------------------------------------------

 COMMON STOCKS - continued

                                                          Shares         Value
                                                          ------         -----

   United Stationers .................................     3,525         117,427
                                                                      ----------
                                                                         317,472
                                                                      ----------
   TOTAL COMMON STOCKS
      (Cost $12,593,797) .............................                17,301,631
                                                                      ----------


 SHORT-TERM INVESTMENT - 2.5%

                                                                     Face
                                                                    Amount        Value
                                                                   --------    -----------
REPURCHASE AGREEMENT -- 2.5%
  Chase Securities, Inc. 5.65%, dated 04/28/00,
     due 05/01/00, to be repurchased at $429,202,
     collateralized by $470,162 of a U.S. Treasury Note
     valued at $429,009 (Cost $429,000).......................     $429,000    $   429,000
                                                                               -----------
TOTAL INVESTMENTS -- 100.2%
     (Cost $13,022,797) (a)...................................                  17,730,631
                                                                               -----------
OTHER ASSETS AND LIABILITIES, NET -- (0.2%)...................                     (28,054)
                                                                               -----------
TOTAL NET ASSETS -- 100.0%....................................                 $17,702,577
                                                                               ===========

  *  Non-Income Producing Security

  C1 Class

 (a) The cost for federal income tax purposes was $13,022,861. At April 30, 2000, net unrealized appreciation for all securities based on tax cost was $4,707,770. This consisted of aggregate gross unrealized appreciation for all securities of $5,199,320 and aggregate gross unrealized depreciation for all securities of $491,550.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO
                                            APRIL 30, 2000

--------------------------------------------------------------------------------

 STATEMENT OF ASSETS AND LIABILITIES

Assets
Investments, at Cost .......................................................       $13,022,797
                                                                                   ===========
Investments, at Value - Note A .............................................       $17,730,631
Cash .......................................................................               841
Receivable for Investments Sold ............................................            46,586
Receivable for Portfolio Shares Sold .......................................            32,302
Receivable from Investments Advisor - Note B ...............................             2,948
Dividends and Interest Receivable ..........................................             1,493
Other Assets ...............................................................             2,284
                                                                                   -----------
   Total Assets ............................................................        17,817,085
                                                                                   -----------
Liabilities
Payable for Investment Securities Purchased ................................            84,566
Payable for Administrative Fees - Note C ...................................             7,692
Payable for Custodian Fees - Note D ........................................             4,500
Payable for Trustees' Fees - Note F ........................................               150
Other Liabilities ..........................................................            17,600
                                                                                   -----------
   Total Liabilities .......................................................           114,508
                                                                                   -----------
Net Assets .................................................................       $17,702,577
                                                                                   ===========
Net Assets Consist of:
Paid in Capital ............................................................       $12,215,862
Accumulated Net Realized Gain ..............................................           778,881
Unrealized Appreciation ....................................................         4,707,834
                                                                                   -----------
Net Assets .................................................................       $17,702,577
                                                                                   ===========
Institutional Class Shares
Shares Issued and Outstanding (Unlimited authorization, no par value).......           930,192
Net Asset Value, Offering and Redemption Price Per Share ...................            $19.03
                                                                                        ======

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                               PELL RUDMAN MID-CAP GROWTH PORTFOLIO FOR
                                        THE YEAR ENDED APRIL 30, 2000

--------------------------------------------------------------------------------

 STATEMENT OF OPERATIONS

Investment Income
Dividends .................................................................     $    15,359
Interest ..................................................................          24,678
                                                                                -----------
   Total Income ...........................................................          40,037
                                                                                -----------
Expenses
Investment Advisory Fees - Note B .........................................         113,575
Administrative Fees - Note C ..............................................          92,612
Printing Expenses .........................................................          14,164
Custodian Fees - Note D ...................................................          12,816
Audit Fees ................................................................          12,623
Filing and Registration Fees ..............................................          12,436
Trustees' Fees - Note F ...................................................           2,279
Legal Fees ................................................................           1,091
Other Expenses ............................................................          19,476
Investment Advisory Fees Waived--Note B ...................................        (113,575)
Expenses Assumed by the Adviser--Note B ...................................         (18,804)
                                                                                -----------
   Net Expenses Before Expense Offset .....................................         148,693
Expense Offset ............................................................            (919)
                                                                                -----------
   Net Expenses After Expense Offset ......................................         147,774
                                                                                -----------
Net Investment Loss .......................................................        (107,737)
                                                                                -----------
Net Realized Gain on Investments ..........................................         957,137
Net Unrealized Appreciation (Depreciation) of Investment Securities........       4,022,628
                                                                                -----------
Net Realized and Unrealized Gain on Investments ...........................       4,979,765
                                                                                -----------
Net Increase in Net Assets Resulting From Operations ......................     $ 4,872,028
                                                                                ===========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------

 STATEMENT OF CHANGES IN NET ASSETS

                                                                                                 September 10,
                                                                            Year Ended             1998* to
                                                                            April 30,             April 30,
                                                                               2000                  1999
                                                                          --------------        --------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Loss ...............................................     $   (107,737)         $    (11,483)
   Net Realized Gain (Loss) ..........................................          957,137               (56,002)
   Net Change in Unrealized Appreciation (Depreciation) ..............        4,022,628               685,206
                                                                           ------------          ------------
   Net Increase in Net Assets Resulting from Operations ..............        4,872,028               617,721
                                                                           ------------          ------------
Distributions:
   Net Realized Gain .................................................          (19,797)                   --
                                                                           ------------          ------------

Capital Share Transactions: (1)
   Issued ............................................................        7,195,658             5,631,775
   Issued in Lieu of Cash Distributions ..............................           17,674                    --
   Redeemed ..........................................................         (547,587)              (64,895)
                                                                           ------------          ------------
   Net Increase from Capital Share Transactions ......................        6,665,745             5,566,880
                                                                           ------------          ------------
     Total Increase ..................................................       11,517,976             6,184,601

Net Assets:
   Beginning of Period ...............................................        6,184,601                    --
                                                                           ------------          ------------
   End of Period (Including undistributed net investment
     income of $0 and $5,280, respectively)  .........................     $ 17,702,577          $  6,184,601
                                                                           ============          ============
(1) Share Issued and Redeemed:
   Shares Issued .....................................................          480,012               489,956
   In Lieu of Cash Distributions .....................................            1,121                    --
   Shares Redeemed ...................................................          (35,514)               (5,383)
                                                                           ------------          ------------
   Net Increase in Shares Outstanding ................................          445,619               484,573
                                                                           ============          ============

* Commencement of Operations


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------

 FINANCIAL HIGHLIGHTS

                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                                                                        September 10,
                                                           Year            1998* to
                                                           Ended          April 30,
                                                      April 30, 2000         1999
                                                      --------------   ---------------
Net Asset Value, Beginning of Period ...............     $  12.76          $  10.00
                                                         --------          --------
Income from Investment Operations
   Net Investment Loss .............................        (0.12)            (0.02)
   Net Realized and Unrealized Gain ................         6.41              2.78
                                                         --------          --------
   Total from Investment Operations ................         6.29              2.76
                                                         --------          --------
Distributions:
Net Realized Gain ..................................        (0.02)               --
                                                         --------          --------
Net Asset Value, End of Period .....................     $  19.03          $  12.76
                                                         ========          ========
Total Return + .....................................        49.49%            27.50%***
                                                         ========          ========
Ratios and Supplemental Data
Net Assets, End of Period (Thousands) ..............     $ 17,703          $  6,185
Ratio of Expenses to Average Net Assets.............         1.31%             1.30%**
Ratio of Net Investment Loss to Average
   Net Assets ......................................        (0.95)%           (0.68)%**
Portfolio Turnover Rate ............................           42%               24%

  * Commencement of Operations
 ** Annualized
*** Not annualized
  + Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the period.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

     UAM Funds, Inc., UAM Funds, Inc. II and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The Pell Rudman Mid-Cap Growth Portfolio (the "Portfolio"), a portfolio of UAM Funds Trust, is a diversified, open-end management investment company. At April 30, 2000, the UAM Funds were comprised of 49 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The objective of the Portfolio is to provide capital appreciation by investing primarily in quality growth companies with medium market capitalizations (i.e., companies with market capitalizations that fall within the range of the Russell Mid-Cap Growth Index at the time of investment).

     A. Significant Accounting Policies: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

         1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined using the last reported bid price. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Trustees.

         2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

         3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral.

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UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO

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     In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

         Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

         4. Distributions to Shareholders: The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

         The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments of net operating losses.

         Permanent book and tax basis differences resulted in reclassifications of an increase of $102,457 to undistributed net investment income and a decrease of $102,457 to accumulated net realized gain.

         Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

         5. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a portfolio are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custodian balance credits.

     B. Investment Advisory Services: Under the terms of an investment advisory agreement, Pell Rudman Trust Company, N.A., (the "Adviser"), a subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory

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UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO

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services to the Portfolio at a fee calculated at an annual rate of 1.00% of average daily net assets for the month. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.30% of average daily net assets.

     C. Administrative Services: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the Portfolio under a Fund Administration Agreement (the "Agreement"). The Administrator has entered into separate Service Agreements with SEI Investments Mutual Fund Services ("SEI"), a wholly owned subsidiary of SEI Investments Company, DST Systems, Inc. ("DST), and UAM Shareholder Service Center ("UAMSSC"), an affiliate of UAM, to assist in providing certain services to the Portfolio.

     Pursuant to the Agreement, the Portfolio pays the Administrator 0.073% per annum of the average daily net assets of the Portfolio, an annual base fee of $72,500, and a fee based on the number of active shareholder accounts.

     For the year period ended April 30, 2000, the Administrator was paid $86,694, of which $14,962 was paid to SEI for their services, $14,005 to DST for their services, and $9,407 to UAMSSC for their services.

     Prior to November 1, 1999, the Administrator was party to a separate Sub-Administration Service Agreement with Chase Global Fund Services Company ("CGFSC"). For its services CGFSC received $27,802.

     D. Custodian: The Chase Manhattan Bank is custodian for the Portfolio's assets held in accordance with the custodian agreement.

     E. Distribution Services: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

     F. Trustees' Fees: Each Trustee, who is not an officer or affiliated person, receives $2,000 per meeting attended plus reimbursement of expenses incurred in attending Trustee meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds.

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UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO

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     G. Purchases and Sales: For the year ended April 30, 2000, the Portfolio made purchases of $10,955,276 and sales of $4,663,294 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

     H. Line of Credit: The Portfolio, along with certain other Portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, is accrued by each participating Portfolio based on its average daily unused portion of the line of credit. At April 30, 2000, the Portfolio had no borrowings under the agreement.

     I. Other: At April 30, 2000, 80% of total shares outstanding were held by 4 record shareholders, each owning more than 10% of the aggregate total shares outstanding. UAM was the record shareholder of 35% of the aggregate total shares outstanding.

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UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO

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REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of
UAM Funds Trust and Shareholders of
Pell Rudman Mid-Cap Growth Portfolio

     In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Pell Rudman Mid-Cap Growth Portfolio (one of the portfolios constituting UAM Funds Trust, hereafter referred to as the "Fund") at April 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
June 14, 2000

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UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO

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Federal Income Tax Information: (Unaudited)

For the year ended April 30, 2000, the percentage of dividends paid from investment company taxable income that qualify for the 70% dividend received deduction for corporate shareholders is 99.28% for the Pell Rudman Mid-Cap Growth Portfolio.

Pell Rudman Mid-Cap Growth Portfolio hereby designates approximately $14,470 as a 20% long-term capital gain dividend for the purpose of dividend paid deduction on their federal income tax returns.

                                     NOTES

                                     NOTES

UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO

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Officers and Trustees

Norton H. Reamer                               William H. Park
Trustee, President and Chairman                Vice President

John T. Bennett, Jr.                           Gary L. French
Trustee                                        Treasurer

Nancy J. Dunn                                  Robert R. Flaherty
Trustee                                        Assistant Treasurer

Philip D. English                              Robert J. Della Croce
Trustee                                        Assistant Treasurer

William A. Humenuk                             Martin J. Wolin, Esq.
Trustee                                        Secretary

James P. Pappas                                Theresa DelVecchio
Trustee                                        Assistant Secretary

Peter M. Whitman, Jr.
Trustee

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UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Pell Rudman Trust Company, N.A.
100 Federal Street
Boston, MA 02110

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110

                                               ---------------------------------
                                               This report has been prepared for
                                               shareholders and may be
                                               distributed to others only if
                                               preceded or accompanied by a
                                               current prospectus.
                                               ---------------------------------